401(k) Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Wag Labs, Inc.
401(k) Plan

13. 401(k) Plan

In 2018, the Company adopted a 401(k) Plan that qualifies as a deferred salary arrangement under Section 401 of the IRC. Under the 401(k) Plan, participating employees may defer a portion of their pretax earnings not to exceed the maximum amount allowable. The Company did not make contributions to this plan in the first six months of 2022 or 2021.

14. 401(k) Plan

In 2018, the Company adopted a 401(k) Plan that qualifies as a deferred salary arrangement under Section 401 of the IRC. Under the 401(k) Plan, participating employees may defer a portion of their pretax earnings not to exceed the maximum amount allowable. The Company made no contributions to eligible employees’ plans in 2021 and 2020.